DEBT AND CREDIT FACILITIES 5 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Unsecured Debt [Line Items]
Long-term Debt, Unsecured	$ 5,900
San Diego Gas and Electric Company [Member]
Unsecured Debt [Line Items]
Long-term Debt, Unsecured	224
Southern California Gas Company [Member]
Unsecured Debt [Line Items]
Long-term Debt, Unsecured	$ 13